INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (13,600)	$ (15,013)	$ (9,759)
Foreign	17,592	8,721	6,854
Loss before taxes on income	$ 3,992	$ (6,292)	$ (2,905)